ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.4%
	FIXED INCOME - 35.4%
20,000	iShares Treasury Floating Rate Bond ETF	$ 1,012,600
60,000	PIMCO Enhanced Short Maturity Active ETF	6,034,200
		7,046,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,039,929)	7,046,800

	OPEN END FUNDS — 30.0%
	ALTERNATIVE - 20.0%
170,503	Absolute Convertible Arbitrage Fund, Institutional Class	1,994,885
179,003	Victory Pioneer CAT Bond Fund, Class Y	1,992,305
		3,987,190
	FIXED INCOME - 10.0%
99,701	Diamond Hill Short Duration Securitized Bond Fund, Class I	990,030
90,827	Miller Market Neutral Income Fund, Class I	1,005,222
		1,995,252

	TOTAL OPEN-END FUNDS (Cost $6,000,025)	5,982,442

	SHORT-TERM INVESTMENTS — 34.6%
	MONEY MARKET FUNDS - 34.6%
3,439,039	Fidelity Government Portfolio, Class I, 3.52%(a)	3,439,039
3,439,038	First American Government Obligations Fund, Class Z, 3.53%(a)	3,439,038
	TOTAL MONEY MARKET FUNDS (Cost $6,878,077)	6,878,077

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,878,077)	6,878,077

	TOTAL INVESTMENTS - 100.0% (Cost $19,918,031)	$ 19,907,319
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(9,490)
	NET ASSETS - 100.0%	$ 19,897,829

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(b)	Percentage rounds to less than 0.1%.